Share-Based Compensation (Details Narrative) - Stock Option Awards [Member] $ / shares in Units, Unit_pure in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2023 CAD ($) $ / shares	Jan. 31, 2022 CAD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 11.1	$ 10.1
Granted	2.5	2.5
Weighted average fair value of options granted | $ / shares	$ 14.7	$ 12.41